Long Term Debt - Summary of Aggregate Maturities of Long Term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Debt Disclosure [Abstract]
2022	₨ 4,731	$ 64.7
2023	41,848	572.2
2024	2,964	40.5
2025	28,767	393.3
2026	2,454	33.6
Thereafter	14,855	203.1
Total: aggregate maturities of long-term debt	95,619	1,307.4
Less: carrying value of unamortized debt financing costs	(1,039)	(14.3)
Total debt	94,580	1,293.1	₨ 88,889
Less: current portion of long-term debt	(4,658)	(63.7)	(2,303)
Long-term debt	₨ 89,922	$ 1,229.4	₨ 86,586